UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22214

Advanced Equities Late Stage Opportunities Fund I LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Dr. #6150 Chicago, IL			60606
(Address of principal executive offices)			(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-377-4981

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

ANNUAL REPORT

December 31, 2008

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

311 S. Wacker Dr. #6150

Chicago, IL  60606

312-377-4981

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

April 15, 2009

Dear Shareholders:

We are proud to provide you with the first Annual Report of the Advanced Equities Late Stage Opportunities Fund I LLC, (“Fund”).  You are being provided this report as part of the Fund’s registration with the Securities and Exchange Commission, (“SEC”) as a Registered Investment Company.  The Fund was registered with the SEC on July 7, 2008.  These reports will be provided to you semi-annually.

Investment Strategy:

The investment strategy for the Fund has not changed in the last 12 months.  The Fund invested in private, late stage technology companies.

Portfolio Companies:

The Fund has investments in three Portfolio Companies; Alien Technology Corporation, Force 10 Networks, Inc. and Ygnition Networks, Inc.

Annual Activity:

In the third quarter of 2008, the Fund received additional capital contributions totaling $1,256,668.39.  These contributions were due to a rights offering issued by Alien Technology Corporation (“Alien”).  The rights offering, Alien Series 1 Preferred stock, was issued to raise operating capital and restructure the cap table.  If an investor took part in the offering, they bought the Series 1 stock and warrants.  Additionally, all previous rounds of Alien stock the investor owned would be exchanged for a number of Series 2 Preferred stock shares, priced at a dollar, equal to the total investment the client made in Alien.  If the investor failed to take advantage of the rights offering, all previous shares of Alien owned by the investor would be exchanged for Alien Common stock, share for share, priced at $.01.  The $1,256,668.39 invested in 2008 bought 1,256,669 shares of Alien Series 1 Preferred stock, and 446,495 warrants to purchase Series 1 stock.  With this investment the Fund met the minimum rights offering threshold.  As such, the 2,245,662 shares of Alien Series H and I preferred stock the Fund owned has been exchanged for 10,982,648 shares of Series 2 Preferred stock priced at a dollar.  The 245,662 warrants to buy Alien Series I preferred stock has been exchanged for 245,662 warrants to buy Alien Common Stock.  Shares of Alien 1 Preferred stock, and warrants to purchase Series 1 Preferred stock shall be allocated to those investors that participated in the capital call.

Realized Gain or Loss:

As there was no liquidity event, sale or write off, there was no realized gain or loss for 2008.

Unrealized Gain or Loss:

Due to accounting standards announcement FAS 157, assets are required to be priced at fair market for reporting purposes.  This may create an unrealized gain or loss to be reported to the SEC.  This unrealized gain or loss shall not be reported to the IRS for tax purposes.  Additionally, your investment in the Fund for custodial reporting, and quarterly confirms shall remain at cost.

Shareholder Statement Frequency:

A statement summarizing the client Fund account at cost is sent quarterly.  In addition, a confirmation is sent whenever a transaction occurs.   Transactions include a purchase of membership shares.

Questions about your investment:

For any questions about your account statement or the Fund, please contact your investment advisor.  Or, please call Advanced Equities, Inc. at 312.377.5300.

Thank you for your continued belief in the Fund.  We look forward to a successful 2009 for the Fund and our shareholders.

Sincerely,

Byron Crowe

President

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners and Boards of Directors of

Advanced Equities Late Stage Opportunities Fund I, LLC

Chicago, Illinois

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Advanced Equities Late Stage Opportunities Fund I, LLC as of December 31, 2008, the related statement of operations and of cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 12, 2005 to December 31, 2005.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advanced Equities Late Stage Opportunities Fund I, LLC as of December 31, 2008, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

March 17, 2009

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2008

	% of	Number
	Net	of
Private Investments	Assets	Shares	Cost	Fair Value

Convertible Preferred Stock — (100.0%)

Technology (100.0%)
Force 10 Networks, Inc.	17.9%	11,726,942	$10,108,624	$4,808,046
8% Series E Preferred voting, cumulative *(1)(2)(3)

Ygnition Networks, Inc.	36.4%	9,207,897	9,767,921	6,837,784
8% Series D Preferred voting, cumulative *(1)(2)(3)

Alien Technology Corporation	41.0%	10,982,654	10,982,654	10,982,654
8% Series 2 Preferred voting *(1)(2)(3)

Alien Technology Corporation	4.7%	1,256,669	1,256,669	1,256,669
8% Series 1 Preferred Voting *(1)(2)(3)

TOTAL CONVERTIBLE PREFERRED STOCK	100.0%		32,115,868	23,885,153

Warrants — (0.0%)
Force 10 Networks, Inc.
8% Series E Preferred *(1)(2)(3)	0.0%	5,863,471	—	—

Alien Technology Corporation
Common Stock *(1)(2)(3)	0.0%	245,662	—	—

Alien Technology Corporation
8% Series 1 Preferred Stock *(1)(2)(3)	0.0%	446,495	—	—

Total Warrants			—	—

Total Private Investments	100.0%		$32,115,868	$23,885,153

*	Non Income – Producing Securities

(1)

Security not registered under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. These securities represent 100% of the Fund’s net assets.

(2)

Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material. The market value of these securities represent 100% of the Fund’s net assets.

(3)	Affiliated Company (Note 12)

The accompanying notes are an integral part of these financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments at value – affiliated (cost $32,115,868)	$23,885,153
Cash	4,485

Total Assets	23,889,638

LIABILITIES	—

Net Assets	$23,889,638

PARTNERS’ CAPITAL
Represented By:
Net capital contributions	$32,120,353
Net unrealized depreciation in investments	(8,230,715)

Partners’ Capital	$23,889,638

The accompanying notes are an integral part of these financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

Realized and Unrealized Loss From Investments
Change in unrealized depreciation of investments	$(8,189,108)

Net Decrease in Net Assets Resulting from Operations	$(8,189,108)

The accompanying notes are an integral part of these financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2008 and 2007

	2008	2007
Change in Net Assets Resulting from Operations:
Change in unrealized appreciation (depreciation) of investments	$(8,189,108)	$1,958,399

Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,189,108)	1,958,399

Change in Net Assets Resulting from Capital Transactions:
Partner contributions	1,256,669	—

Net Increase in Net Assets Resulting from Capital Transactions	1,256,669	—

Net Increase/(Decrease) in Net Assets	(6,932,439)	1,958,399

Net Assets, Beginning of Year	30,822,077	28,863,678

Net Assets, End of Year	$23,889,638	$30,822,077

The accompanying notes are an integral part of these financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

STATEMENT OF CHANGES IN CASH FLOW

Year Ended December 31, 2008

Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(8,189,108)
Change in unrealized depreciation	8,189,108

Net cash provided by operating activities	—

Net Increase in Cash	—

Cash, Beginning of Year	4,485

Cash, End of Year	$4,485

The accompanying notes are an integral part of these financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

FINANCIAL HIGHLIGHTS

Years Ended December 31, 2008, 2007 and 2006 and Period May 12, 2005 to December 31, 2005

The following represents the ratios to average net assets and other supplemental information of the years/period indicated:

				For the Period
				May 12, 2005
				To
	For the Years Ended December 31,			December 31,
Years ended December 31:	2008	2007	2006	2005

Ratio of net investment loss to average net assets	0%	0%	0%	0%

Ratio of total expenses to average net assets	0%	0%	0%	0%

Portfolio turnover rate	0%	0%	0%	0%

Total Return	(22.49)%	6.78%	(3.40)%	0%

Net asset value at end of year/period	$23,889,638	$30,822,077	$28,863,678	$29,881,030

The accompanying notes are an integral part of these financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS

Year Ended December 31, 2008

1.                                      ORGANIZATION

Advanced Equities Late Stage Opportunities Fund I, LLC (the “Fund”) is organized as a limited liability company.   The Certificate of Formation for the Fund was filed in the office of the Secretary of State of Delaware on April 18, 2005.   The Fund shall continue until dissolved, wound up and terminated in accordance with the provisions of the operating agreement.   The business of the Fund is purchasing, selling, investing in and otherwise dealing with capital stock of Alien Technology Corp, Ygnition Networks, Inc. and Force 10 Networks, Inc. (collectively the “Portfolio Companies”) and, dealing with any moneys, securities or other consideration paid or received with respect thereto, and engaging in any and all other activities that are incidental to such purposes as determined by the Managing Members of the Fund.   The Managing Members of the Fund are principals and shareholders of Advanced Equities Financial Corp., a corporation which is the sole shareholder of Advanced Equities, Inc. (“AEI”), member FINRA/SIPC.

2.                          SIGNIFICANT ACCOUNT POLICIES

a.               Use of Estimates

The preparation of financial statements in conformity with the U.S. generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.   The Directors believe that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from those estimates.

b.               Valuation

The value of each security held by the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to the policies established by the Directors.   The Fund’s investments in the Portfolio Companies are subject to the terms and conditions of the respective operating agreement and offering memoranda, as appropriate.   The Fund’s investments in the Portfolio Companies are carried at fair value as determined by the Fund’s Directors.   All valuations utilize financial information supplied by each Portfolio Fund.   The Fund’s valuation procedures require the Directors to consider all relevant information available at the time the Fund values its portfolio.   The Directors will consider all such information and relevant circumstances.

Distributions (return of capital) received from the Portfolio Companies are first applied as a reduction of the Investment’s cost.

c.               Securities Transactions and Income Recognition

Securities transactions are recorded on trade date.  Realized gains and losses from the Fund transactions are calculated on the identified cost basis.

Allocated taxable income will be earned and reported when a Portfolio Company has a Transfer Event.   No Transfer Event occurred in fiscal year 2008, and as such no income is allocable to the Fund for tax purposes.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

Year Ended December 31, 2008

d.               Income Taxes

The Fund is treated as a separate taxable entity for Federal income tax purposes.   No provision is made for income taxes in the accompanying financial statements since the Fund is not subject to income taxes.   The members are required to include their proportional share of income or loss in their tax return.

e.               Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.   FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability.   Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.   Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.   The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation.   The hierarchy of inputs is summarized below.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	$—
Level 2	—
Level 3	23,885,153
Total	$23,885,153

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Balance, December 31, 2007	$30,817,592
Net purchase (sales)	1,256,669
Change in unrealized depreciation	(8,189,108)
Realized gain (loss)	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2008	$23,885,153

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

Year Ended December 31, 2008

f.                 New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“FAS 161”).   FAS 161 requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements.   The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.   The Fund does not expect FAS 161 to have a material impact on its financial statements.

In September 2008, Statement of Financial Accounting Standards No. 133-1, Disclosures about Credit Derivatives and Certain Guarantees (“FAS 133-1”) was issued and is effective for fiscal years ending after November 15, 2008.   FAS 133-1 requires a seller of credit derivatives, including credit derivatives embedded in hybrid instruments, to provide certain disclosures for each credit derivative of group of credit derivatives presented on the Statement of Assets and Liabilities.   The impact of FAS 133-1 on the Fund’s financial statement disclosures, if any, is currently being assessed.

3.                          COMPENSATION

a.               The Managing Members are not entitled to any salary or other compensation for acting as Managing Members of the Fund.

b.              The Fund offered two membership classes.   Class A interests have no front-end load, and no back end fee.   Class B interests have a 5.66% front-end load, and 5% back end fee due upon a transfer event as defined in the Operating Agreement.   The front-end load is paid to AEI.   A transfer event occurs when the Fund distributes to the Class B Holders an amount equal to the sum of (i) their Subscription Amounts and (ii) any additional Capital Contributions paid.   Upon the occurrence of a transfer event, the Managing Members will cause the 5% back end fee to be paid to AEI.

4.                          CAPITAL CONTRIBUTIONS

Investors made initial capital contributions in 2005.   This capital was used to purchase the following securities:

a.               Alien Technology Corporation Series H Preferred

b.              Ygnition Networks, Inc. Series D Preferred

c.               Force 10 Networks, Inc. Series E Preferred

In 2008 Investors were offered an opportunity to participate in a capital call to purchase Alien Technologies Corporation Series 1 Preferred, of which $1,256,669 was contributed to capital.   As a result of the purchase of Series 1 Preferred, the Fund’s original investments in Series H and I Preferred were exchanged for 10,982,648 shares of Series 2 Preferred.

No distributions have occurred since inception of the Fund.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

Year Ended December 31, 2008

5.                          EXPENSES

The Managing Members shall pay the ordinary fees and expenses incurred in connection with the Fund’s business that are not paid by the Portfolio Companies including, without limitation, fees and expenses incurred prior to, and in connection with, the formation of the Fund, the offering of the Interests, and the acquisition of the securities of the Portfolio Companies.

6.                          DIRECTORS AND OFFICERS

The Fund Directors have overall responsibility for monitoring and overseeing the investment program of the Fund, its management and operations.   The Independent Directors are each paid an annual retainer of $5,000 each, plus reasonable out-of-pocket costs.

Certain officers of the Fund are affiliated with the Managing Members of the Fund.   Such officers receive no compensation from the Fund for serving in their respective roles.

7.                          RISK FACTORS

There is a limitation on the rights of redemption from the Fund.  Additionally the membership interests will not be traded on any security exchange or any other market and will be subject to substantial restrictions on transfer.   The Portfolio Companies are highly illiquid and involve substantially more risk than liquid securities as the Fund may not be able to dispose of the illiquid securities if their investment performance deteriorates.   There is no secondary market for any of these investments at this time, and the Managing Members see no secondary market being created for these investments in the future.

8.                          PURCHASES AND SALES OF SECURITIES

Purchases of investments aggregated $1,256,669 for the year ended December 31, 2008.   There were no sales of investments in 2008.

9.                          RELATED PARTY TRANSACTIONS

AEI, an affiliate of the Fund, acts as placement agent of the Fund.   AEI is paid an investment banking fee (cash and warrants) from the Portfolio Companies purchased by the Fund.   Additionally, AEI receives a front-end load equal to 5% of the amount of all Class B interests sold.   Finally, upon a transfer event, the fund will pay, or cause to be paid a back-end fee equal to 5% of the amount of the transfer event on all Class B interests.   In 2008, AEI received $62,833 in fees from these compensation agreements.

Other investment partnerships affiliated with AEI may also maintain investments in the same Portfolio Companies owned by the Fund (See Note 12).

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

Year Ended December 31, 2008

10.                   INDEMNIFICATION

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.   Future events could occur that lead to the execution of these provisions against the Fund.   Based on the history and experience, management feels the likelihood of such an event is remote.

11.                   INCOME TAXES

The Fund will have timing and permanent book/tax differences due to treatment of income, operating expenses and offering costs.   For tax purposes the offering costs are not an expense of the Fund, and are carried in the Fund member’s capital accounts.   Upon a final transfer event, or termination of the Fund, members will be issued a non-taxable expense on their K-1.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation on investments	$(8,230,715)

As of December 31, 2008, the net unrealized depreciation based on cost for Federal income tax purposes of $32,115,868 was as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(8,230,715)

$(8,230,715)

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

Year Ended December 31, 2008

12.                   AFFILIATE ISSUERS

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of, or voting power over 5% or more of the outstanding voting share or (b) control of or common control under, another company or persons.   Transactions with affiliates for the year ended December 31, 2008 were as follows:

	Number of Shares Held				Value As of		Realized
Name of Issuer	December 31, 2007	Gross Additions	Gross Reductions	December 31, 2008	December 31, 2008	Dividend Income	Gain (Loss)
Alien Technology Corp., 8% Series H Preferred	2,000,000	—	(2,000,000)	—	$—	$—	$—
Alien Technology Corp., 8% Series I Preferred	245,662	—	(245,662)	—	$—	$—	$—
Alien Technology Corp., 8% Series 1 Preferred	—	1,256,669	—	1,256,669	$1,256,669	$—	$—
Alien Technology Corp., 8% Series 2 Preferred	—	10,982,654	—	10,982,654	$10,982,654	$—	$—
Force 10 Networks, Inc. 8% Series E Preferred	11,726,942	—	—	11,726,942	$4,808,046	$—	$—
Ygnition Networks, Inc. 8% Series D Preferred	9,207,897	—	—	9,207,897	$6,837,784	$—	$—
Force 10 Networks, Inc. 8% Series E Preferred Warrants	5,863,471	—	—	5,863,471	$—	$—	$—
Alien Technology Corp., Common Stock Warrants	245,662	—	—	245,662	$—	$—	$—
Alien Technology Corp., 8% Series 1 Preferred Warrants	—	446,495	—	446,495	$—	$—	$—

Item 2. Code of Ethics.

Registrant has adopted a code of ethics.  See attached Exhibit A.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee.  While the Fund believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the SEC.

Item 4. Principal Accountant Fees and Services

a) Audit Fees

$30,000 (FY 2008) are the aggregate fees billed last year for professional services rendered by the principal accountant to the registrant for the audit of the Fund’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that year.  These fees were paid by an affiliate of the Fund.  The Fund had no Audit Fees in 2007.

b) Audit-Related Fees

There were no fees billed in each of the last two fiscal years for Audit-Related Fees.

c) Tax Fees.

$0 (FY 2008) and $0 (FY 2007) are the aggregate fees billed in each of the last two years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.  These fees were paid by an affiliate of the Fund.  An accountant other than the Fund’s principal accountant rendered tax advice, planning, and return preparation.

d) All Other Fees.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs a) — c) of this Item 4.

e) (1) None.

e) (2) None.

f) Not Applicable.

g) See tax fees disclosed in paragraph c) of this Item 4.

h) Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Schedule of investments in securities is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

a)             The disclosure controls and procedures of the Fund are periodically evaluated.  As of April 1, 2008, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

b)            The internal controls of the Fund are periodically evaluated.  There were no changes to the Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

a)             Code of Ethics.

b)            Certifications pursuant to Sec 302 of the Sarbanes-Oxley Act of 2002

c)             Certifications pursuant to Sec 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Equities Late Stage Opportunities Fund I, LLC

By:	/s/ Byron Crowe
Name:	Byron Crowe
Title:	Principal Executive Officer
Date:	April 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Byron Crowe
Name:	Byron Crowe
Title:	Principal Executive Officer
Date:	April 15, 2009

By:	/s/ Matthew Reynolds
Name:	Matthew Reynolds
Title:	Principal Financial Officer
Date:	April 15, 2009